Investments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Investments	$ 7,600,000	$ 10,000,000
Investment impairment	2,200,000	0	$ 4,600,000
Carrying value of investments based on net realizable value of assets secured	1,600,000
Draws on line of credit facility	108,800,000	121,000,000	131,600,000
Share of results of joint ventures and associates	100,000	500,000	$ (1,200,000)
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	0	0
Increase (decrease) through net exchange differences, other provisions		(200,000)
Loan Investments
Disclosure of financial assets [line items]
Investment impairment	2,200,000
Joint Ventures | Loan Investments
Disclosure of financial assets [line items]
Investments	$ 4,700,000
Borrowings, interest rate	8.00%
Joint Ventures | Equity investments
Disclosure of financial assets [line items]
Share of results of joint ventures and associates	$ 100,000	500,000
Luxfer Holdings NA, LLC
Disclosure of financial assets [line items]
Commitments in relation to joint ventures	12,500,000
Commitments in relation to joint ventures, equity	2,500,000
Line of credit facility, maximum borrowing capacity	10,000,000.0
Draws on line of credit facility	$ 4,700,000	$ 3,800,000
Sub161 Pty Limited
Disclosure of financial assets [line items]
Proportion of voting rights and shares held	26.40%		26.40%
Cash transferred			$ 3,700,000
Other tangible or intangible assets transferred			$ 1,700,000
Associates | Loan Investments
Disclosure of financial assets [line items]
Investments	$ 1,600,000
Borrowings, interest rate	6.00%